STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
General and administrative	$ 4,786,000		$ 10,004,000
Loss from operations	(11,894,000)		(23,664,000)
Other income (expense), net
Change in fair value of warrant liabilities			(1,741,000)
Net loss	(13,548,000)		(26,086,000)
JAWS Spitfire Acquisition Corporation
Formation and operating costs		$ 183,573
Transaction costs allocated to warrant liabilities		1,583,878
General and administrative	3,188,504		4,629,818
Loss from operations	(3,188,504)		(4,629,818)
Other income (expense), net
Change in fair value of warrant liabilities	523,000		18,043,500
Interest Income	5,210		9,910
Other income	528,210		18,053,410
Net loss	$ (2,660,294)	(1,767,451)	$ 13,423,592
JAWS Spitfire Acquisition Corporation | Class A Ordinary Share
Other income (expense), net
Net loss		$ 0
Basic and diluted weighted average shares outstanding	34,500,000	34,500,000	34,500,000
Basic and diluted net income per ordinary shares	$ 0.00	$ 0.00	$ 0.00
JAWS Spitfire Acquisition Corporation | Class B Ordinary Share
Other income (expense), net
Net loss		$ 0
Basic and diluted weighted average shares outstanding	8,625,000	7,758,028	8,625,000
Basic and diluted net income per ordinary shares	$ (0.30)	$ (0.23)	$ 1.56